Rendering of services (Tables)	12 Months Ended
Mar. 31, 2023
Summary of contract assets

Revenue by Product types

	March 31,
	2021	2022	2023
Air Ticketing (Refer note 1 below)	893,039	1,150,474	1,779,972
Hotels and Packages	173,397	520,740	1,471,270
Other Services	31,426	146,178	154,306
	1,097,862	1,817,392	3,405,548

Note 1: During the current year, in respect of incentive receivable from GDS providers, the management has determined that it is highly probable that the Group will comply the prescribed conditions and a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved and accordingly, the Group has recognised revenue amounting to INR 185,991** (March 31, 2022: INR Nil), proportionately for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement with corresponding recognition of contract assets, since the receipt of consideration is conditional on achieving ticket segment thresholds as specified. The Group expects to meet remaining conditions by March 31, 2024 and realizing the variable constraint amount.

The Group has applied the most likely amount method to estimate the variable consideration as it involves binary outcome.

**INR 98,863 represents revenue recognised from performance obligations satisfied in previous periods.

8.2 Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers (including GDS providers) in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers once they confirm of achievement of targets. The Group expects to meet pending conditions in one year and realise most of the contract asset amount.

	March 31,
	2022	2023
Contract Assets	11	190,598

Summary of contract assets
	March 31,
	2022	2023
Contract Assets	11	190,598

Changes in contract assets

Changes in contract assets are as follows:

	March 31,
	2022	2023
Balance at the beginning of the year	626	11
Revenue recognised during the year#	11	190,598
Billed during the year	(626)	(11)
Balance at the end of the year	11	190,598

#	Refer to para 8.1 – Note 1 above for details about contract assets for the year ended March 31, 2023

Summary of contract liabilities
	March 31,
	2022	2023
Advance from customer (refer to Note 37)	531,526	525,638
Deferred revenue (refer to Note 35)	248,177	45,721
Total Contract liabilities	779,703	571,359